MERRIMAN                                 MERRIMAN INVESTMENT TRUST
  FLEXIBLE BOND                             1200 Westlake Ave N, Suite 700
       FUND                                        Seattle, WA 98109
                                                     1-800-423-4893
      MERRIMAN                                       1-206-285-8877
GROWTH & INCOME FUND
                                                   INVESTMENT MANAGER
      MERRIMAN                                     Merriman Investment
CAPITAL APPRECIATION                               Management Company
        FUND                                 1200 Westlake Ave N, Suite 700
                                                    Seattle, WA 98109
      MERRIMAN
  ASSET ALLOCATION                                     CUSTODIAN AND
        FUND                                           TRANSFER AGENT
                                                   Firstar Trust Company
      MERRIMAN                                           PO BOX 701
  LEVERAGED GROWTH                                  Milwaukee, WI 53201
        FUND                                           1-800-224-4743

                                                         FUND COUNSEL
                                                     Sullivan & Worcester
                                                    Boston, Massachusetts

 SEMI-ANNUAL REPORT                                  INDEPENDENT AUDITORS
                                                     Tait, Weller & Baker
    PERIOD ENDED                                   Philadelphia, Pennsylvania
   MARCH 31, 1997

                              OFFICERS & TRUSTEES

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                       Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

DEAR FELLOW SHAREHOLDER:

I am pleased to present the March 31, 1997, semi-annual report to shareholders of the Merriman Mutual Funds. Included for your review are the financial statement and portfolio of investments for each fund.

ON THE ECONOMY

The strength of the U.S. economy and the prospects for changes in interest rates continue to dominate most financial markets. Despite strong evidence of that strength -- and perhaps partly because of that evidence -- investors continue to act like bulls suddenly turned into chickens. Domestic stock prices reflect exuberant confidence in corporate prospects, with price/earnings ratios of the Standard & Poor's 500 Index now approaching 21, about 40 percent above the mean yearly average since 1977. However, the bulls temporarily fled for cover in the first quarter of this year when the Federal Reserve raised the federal funds rate by a quarter of a point. The venerable bull market just could not stand up to the combination of anticipation of higher interest rates, the Fed's rate hike itself and the possibility of future rate hikes. After rising 17.3 percent in 1996, the average U.S. equity mutual fund lost 2 percent in the first quarter of this year.

Higher interest rates are feared by equities investors because they could dampen business expansion and at the same time make bonds more attractive, luring some money out of the stock market. Many observers expect more rate hikes later this year as "preemptive strikes" by the Fed in an attempt to keep the economic expansion slow, steady and inflation-free. Thus the market's near-term performance hinges to some extent on investors' expectations of how much paranoia the Fed will feel about future inflation prospects.

The most recent rate hike is part of a long and mostly successful war the Fed has waged for almost two decades, a war that reduced inflation from 11 percent in 1979 to 5 percent by 1983 and to 3 percent in 1991. Recent statistics indicate inflation is at a 20-year low of about 2.6 percent. The results of this war have been more than a decade of overall business expansion and falling interest rates that have been good to bond and equity investors alike.

The economy kept growing early this year, adding 339,000 new jobs in February alone. With unemployment and inflation lower than they have been in years, and despite record levels of household debt, consumer confidence is at its highest levels since the 1960s. That confidence leads to consumer spending, which fuels the economy, which fuels the market. But the Fed is wary of the danger that an overheated market can trigger a resurgence of inflation. So far, the Fed is doing a reasonably good job of walking the tightrope between choking off growth and allowing inflation to overheat. Forsaking the drama of bold moves, the agency raises rates slightly when the economy appears too strong and cuts them slightly when it appears too sluggish.

Most economists expect this year to bring a repeat of 1996's performance: moderate growth and modest inflation. We expect interest rate adjustments to be infrequent and small until it becomes apparent which threatens the economy more, inflation or recession. However, with the majority of the domestic market made up of stocks selling at record levels, we expect investors to remain skittish. The resulting volatility will be very unsettling for many investors, and in our view the threat of a bear market remains very real. Every one of the Merriman Mutual Funds is managed using defensive strategies to protect against bear markets and over-reaction by investors to short-term developments.

By comparison to the United States, the other major world economies are in the doldrums. Recent indicators point to further growth in Japan. But unemployment is more than 12 percent in France -- the highest since the end of World War II -- and more than 10 percent in Germany. The U.S. dollar has soared in value in recent months, making U.S. goods more expensive in other countries. The combination of those higher real prices and weak overseas economies will weaken some parts of the U.S. economy later this year. Imports, now relatively less expensive, should increase. That should make Japanese electronics and European automobiles less expensive for U.S. consumers. But it will also increase the gap between U.S. imports and exports.

International stock funds, which have significantly lagged their U.S. counterparts for the last two years, rose 5.8 percent in the six months of October 1996 through March 1997. A composite group of all U.S. growth, aggressive growth and small-company funds rose only 1.7 percent during that period, while the Standard & Poor's 500 Index was up 11.2 percent.

          A LOOK AT THE MERRIMAN MUTUAL FUNDS OVER THE LAST SIX MONTHS

MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in other mutual funds that hold a broad spectrum of fixed-income securities. When fully invested, management's current philosophy calls for investments of 40 percent in domestic high-grade corporate bond funds, 35 percent in international bond funds and 25 percent in domestic high-yield bond funds. The Fund attempts to be invested in each group during market advances and in Treasury bills, money market funds and other cash equivalents during declining markets. For the six months ending March 31, 1997, the Fund was up 3.43 percent. This compares with a 2.74 percent return for the same allocation, without market timing, of comparable fund groups tracked by Morningstar Inc. The Fund's volatility, measured by standard deviation, is approximately 25 percent lower than that of a mix of domestic and international bond funds held without timing.

MERRIMAN ASSET ALLOCATION FUND

The Merriman Asset Allocation Fund attempts to achieve reasonable returns at low risk using two primary strategies: asset allocation and market timing . In order to reduce volatility and participate in all major financial markets, the Fund diversifies its investments among other mutual funds that hold five major asset groups. When fully invested, management's current philosophy calls for investments of 30 percent in domestic stock funds, 30 percent in international stock funds, 15 percent in international bond funds, 7.5 percent in domestic high-grade corporate bond funds, 7.5 percent in domestic high-yield bond funds and 10 percent in gold funds. The Fund also attempts to avoid declining markets through the use of proprietary market-timing models for each asset group. For the six months ending March 31, 1997, the Fund was up 1.81 percent. This compared with 1.26 percent for a comparable mix of assets without timing. The Fund's standard deviation was 6.15, compared with 7.31 for an average of comparable funds, without timing, tracked by Morningstar.

MERRIMAN GROWTH AND INCOME FUND

The Merriman Growth and Income Fund seeks to achieve moderate growth through investments in a portfolio of growth-and-income funds. When fully invested, management's current philosophy calls for investments of 65 percent in U.S. equity funds and 35 percent in international equity funds. The Fund also uses timing in an attempt to be invested during market advances and in money-market funds during market declines. For the six months ending March 31, 1997, the Fund was up 7.45 percent, compared with 7.69 percent for a group of comparable funds held without timing. The Fund's standard deviation was 5.64, compared with 10.80 for the comparable funds, without timing, tracked by Morningstar.

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth through investments in growth-oriented equity funds and by applying timing in an attempt to be invested during market advances and in money-market funds during declines. When fully invested, management's current philosophy calls for investments of 65 percent in U.S. equity funds and 35 percent in international equity funds. For the six months ending March 31, 1997, the Fund was up 1.84 percent. A comparable mix of funds without timing was up 2.00 percent. The Fund's standard deviation was 7.88, compared with 13.11 for an average of comparable funds, without timing, tracked by Morningstar.

THE MERRIMAN LEVERAGED GROWTH FUND

The Merriman Leveraged Growth Fund seeks to achieve growth by investing in a similar mix of U.S. and international funds as the Capital Appreciation Fund. The Fund's defensive strategy is similar to that of our other funds during declining markets. In addition, when conditions indicate a high probability of market advances, the Fund may borrow up to $1 for each $2 of net assets for the purpose of making additional investments. During strong market advances, the Leveraged Growth Fund will normally produce higher returns than the Capital Appreciation Fund. During periods when trends are less defined or when the market is declining, the Fund will normally produce lower returns than the Capital Appreciation Fund. For the period, the Fund was up 0.22 percent. A comparable mix of funds without timing or leverage was up 2.00 percent. The Fund's standard deviation was 10.58, compared with 13.11 for an average of comparable funds, without timing, tracked by Morningstar.

                                THE BOTTOM LINE?

FOR THE SIX MONTHS ENDED MARCH 31, OUR FIVE FUNDS PRODUCED RETURNS COMPARABLE TO FUNDS WITH SIMILAR OBJECTIVES, BUT AT 16 TO 48 PERCENT LESS RISK.

While U.S. equity investments have been very profitable over the past several years, we continue to believe the market poses an increasing level of risk. We believe investors need defensive strategies to protect themselves against a possible bear market. In our view, the best defensive strategies are diversification and market timing, and we use them in each of our funds.
Market-timing often detracts from short-term performance. But we remain convinced it is a valuable and worthwhile tool for preserving capital while attempting to participate in advancing markets. As always, we appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing.

Sincerely,



Paul A. Merriman
President

                          MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                                 March 31, 1997
                                  (Unaudited)

                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
          HIGH-YIELD CORPORATE BOND FUNDS:  26.68%
          ----------------------------------------
 45,366   Federated High Income Bond Fund ...........................$   513,088
 55,689   Federated High Yield Trust .................................   507,880
 41,820   Fidelity Advisor High Yield Fund ...........................   501,420
 71,541   INVESCO Bond High Yield Fund ...............................   498,640
 48,640   Northeast Investors Trust ..................................   542,824
                                                                         -------
          Total High-Yield Corporate Bond Funds
            (Cost $2,305,000) ........................................ 2,563,852
                                                                       ---------
          INTERNATIONAL BOND FUNDS:  4.70%
          --------------------------------
 36,340   Scudder Emerging Markets Income Fund .......................   451,340
                                                                         -------
          Total International Bond Funds
            (Cost $426,266)...........................................   451,340
                                                                        -------
          MONEY MARKET FUNDS:  57.40%
          ---------------------------
431,158   Babson Money Market Fund ...................................   431,158
408,695   Benham Government Agency Fund ..............................   408,695
439,134   Columbia Daily Income Fund .................................   439,134
437,005   Dreyfus Institutional Money Market Fund ....................   437,005
477,232   Federated Money Market Trust ...............................   477,232
834,018   Fidelity Cash Reserves Fund ................................   834,018
465,107   G. T. Global Dollar Fund ...................................   465,107
406,931   Scudder U.S. Treasury Money Fund ...........................   406,931
428,606   Scudder Cash Investment Trust ..............................   428,606
434,807   Stein Roe Cash Reserves Fund ...............................   434,807
321,295   T. Rowe Price Prime Reserve Fund ...........................   321,295
432,859   T. Rowe Price US Treasury Money Fund .......................   432,859
                                                                         -------
          Total Money Market Funds
          (Cost $5,516,847)........................................... 5,516,847
                                                                       ---------
PRINCIPAL
 AMOUNT
 ------
          SHORT-TERM DEMAND NOTES:  12.05%
          --------------------------------
$459,600  American Family Financial Services,
            5.2865%, 04/01/97.........................................   459,600
 461,200  Johnson Controls Inc.,
            5.3200%, 04/01/97.........................................   461,200
 111,000  Warner Lambert Co.,
            5.2570%, 04/01/97.........................................   111,000
 126,900  Wisconsin Electric Power Company,
            5.3265%, 04/01/97.........................................   126,900
                                                                         -------
          Total Short-Term Demand Notes
            (Cost $1,158,700)......................................... 1,158,700
                                                                       ---------
          Total Investment in Securities
            (Cost $9,406,813) (a).....................100.83%          9,690,739
             Liabilities in excess
               of other assets........................ (0.83)%          (80,225)
                                                       -----            -------

           NET ASSETS.................................100.00%         $9,610,514
                                                      ======          ==========


(a)Cost for federal income tax purposes is the same and
   net unrealized appreciation consists of:
   Gross unrealized appreciation...................................... $ 283,926
   Gross unrealized depreciation......................................         0
                                                                         -------
   Net Unrealized Appreciation........................................ $ 283,926
                                                                       =========

                         MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 1997
                                  (Unaudited)
                                                                    MARKET VALUE
SHARES                                                                 (NOTE 2A)
------                                                                 ---------
         DOMESTIC EQUITY FUNDS:  25.97%
         ------------------------------
19,017   INVESCO Value Equity Fund...................................$   459,444
17,880   Neuberger & Berman Guardian Fund ............................   459,508
23,433   SAFECO Income Fund ..........................................   493,041
23,769   Salomon Brothers Investors Fund .............................   448,285
19,737   T. Rowe Price Growth & Income Fund ..........................   443,682
                                                                         -------
         Total Domestic Equity Funds
         (Cost $2,131,839)............................................ 2,303,960
                                                                       ---------
         INTERNATIONAL EQUITY FUNDS:  40.04%
         -----------------------------------
24,838   Fidelity Int'l Growth & Income Fund .........................   487,579
67,840   G.T. Global Growth & Income Fund ............................   504,726
27,083   INVESCO European Fund .......................................   460,133
15,682   Janus Worldwide Fund ........................................   558,295
16,406   Scudder Global Fund .........................................   486,113
30,644   T. Rowe Price European Stock Fund ...........................   553,425
36,344   T. Rowe Price International Stock Fund ......................   501,547
                                                                         -------
         Total International Equity Funds
         (Cost $2,864,036)............................................ 3,551,818
                                                                       ---------
          MONEY MARKET FUNDS:  30.86%
          ---------------------------
396,889   Columbia Daily Income Fund .................................   396,889
445,615   Fidelity Cash Reserves Fund ................................   445,615
414,389   Founders Money Market Fund .................................   414,389
449,005   Janus Cash Equivalents Fund ................................   449,005
554,741   Lexington Money Market Fund ................................   554,741
476,558   Strong Money Market Fund ...................................   476,558
                                                                         -------
          Total Money Market Funds
          (Cost $2,737,197)........................................... 2,737,197
                                                                       ---------
PRINCIPAL
   AMOUNT
   ------
          SHORT-TERM DEMAND NOTES:   3.15%
          --------------------------------
$184,400  Johnson Controls Inc.,
          5.3200%, 04/01/97...........................................   184,400
  95,200  Wisconsin Electric Power Company,
          5.3265%, 04/01/97...........................................    95,200
                                                                          ------
          Total Short-Term Demand Notes
          (Cost $279,600).............................................   279,600
                                                                        -------
          Total Investment in Securities
          (Cost $8,012,672).....................(a)  100.02%           8,872,575

          Liabilities in excess,
            of other assets.........................  (0.02)%            (1,500)
                                                      -----              ------

          NET ASSETS................................ 100.00%          $8,871,075
                                                     ======           ==========


(a)   Cost for federal income tax purposes is the same and
      net unrealized appreciation consists of:
      Gross unrealized appreciation...................................$  859,903
      Gross unrealized depreciation...................................         0
                                                                         -------
   Net Unrealized Appreciation........................................$  859,903
                                                                      ==========

                       MERRIMAN CAPITAL APPRECIATION FUND
                            Portfolio of Investments
                                 March 31, 1997
                                  (Unaudited)
                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
            DOMESTIC EQUITY FUNDS:  22.90%
            ------------------------------
   17,269   Salomon Opportunity Fund..................................$  729,622
   38,550   Scudder Large Company Value Fund .........................   874,309
   57,433   T. Rowe Price Capital Appreciation Fund ..................   835,074
   33,762   T. Rowe Price Growth Stock Fund ..........................   875,113
      748   T. Rowe Price New Horizon Fund ...........................    14,411
                                                                          ------
            Total Domestic Equity Funds
            (Cost $3,261,626)......................................... 3,328,529
                                                                      ---------
            INTERNATIONAL EQUITY FUNDS:  33.59%
            -----------------------------------
   41,091   Federated Int'l Equity Fund Class A ......................   684,575
   58,661   Fidelity European Capital Appreciation Fund ..............   841,198
   39,387   Founders Worldwide Growth Fund ...........................   859,420
   27,038   Scudder Global Fund ......................................   801,138
   51,358   Scudder Pacific Opportunity Fund .........................   861,278
   46,163   T. Rowe Price European Stock Fund ........................   833,698
                                                                         -------
            Total International Equity Funds
            (Cost $4,345,811)......................................... 4,881,307
                                                                       ---------
            MONEY MARKET FUNDS:  39.35%
            ---------------------------
1,633,097   American Century Cash Reserves Fund ...................... 1,633,097
  797,521   Founders Money Market Fund ...............................   797,521
  782,871   SAFECO Money Market Fund .................................   782,871
  680,700   Strong Money Market Fund .................................   680,700
  150,770   Stein Roe Cash Reserves Fund .............................   150,770
  871,769   T. Rowe Price Prime Reserve Fund .........................   871,769
  801,259   USAA Money Market Fund ...................................   801,259
                                                                         -------
            Total Money Market Funds
            (Cost $5,717,987)......................................... 5,717,987
                                                                       ---------
PRINCIPAL
   AMOUNT
   ------
            SHORT-TERM DEMAND NOTES:  4.33%
            -------------------------------
$ 300,900   American Family Financial Services,
            5.2865%, 04/01/97.........................................   300,900
  250,000   Johnson Controls Inc.,
            5.3200%, 04/01/97.........................................   250,000
   78,100   Sara Lee Corporation,
            5.2652% 04/01/97..........................................    78,100
                                                                          ------
            Total Short-Term Demand Notes
            (Cost $629,000)...........................................   629,000
                                                                         -------
            Total Investment in Securities
            (Cost $13,954,424)..................(a).100.17%           14,556,823

            Liabilities in excess
              of other assets....................... (0.17)%            (24,795)
                                                     -----              -------
            NET ASSETS .............................100.00%          $14,532,028
                                                   =======           ===========

(a)   Cost for federal income tax purposes is the same
      and net unrealized appreciation consists of:
      Gross unrealized appreciation...................................  $675,944
      Gross unrealized depreciation...................................  (73,545)
                                                                        -------
      Net Unrealized Appreciation.....................................  $602,399
                                                                        ========

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                                 March 31, 1997
                                   Unaudited)
                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
            DOMESTIC EQUITY FUNDS:  .03%
            ----------------------------
      215   T. Rowe Price New Horizons Fund .......................$       4,138
                                                                           -----
            Total Domestic Equity Funds
            (Cost $4,774)...........................................       4,138
                                                                           -----
            INTERNATIONAL EQUITY FUNDS:  31.88%
            -----------------------------------
   83,449   Fidelity European Capital Appreciation Fund ............   1,196,665
   69,073   INVESCO European Fund ..................................   1,173,550
   57,413   INVESCO Strategic Pacific Basin Fund ...................     722,253
   34,446   Scudder Global Fund ....................................   1,020,644
   63,736   T. Rowe Price European Stock Fund ......................   1,151,073
                                                                       ---------
            Total International Equity Funds
            (Cost $4,445,841).......................................   5,264,185
                                                                       ---------
            HIGH YIELD CORPORATE BOND FUNDS:  12.48%
            ----------------------------------------
   54,207   Federated High Income Bond Fund ........................     613,078
   77,029   Federated High Yield Trust .............................     702,503
   66,827   Northeast Investors Trust ..............................     745,785
                                                                         -------
            Total High Yield Corporate Bond Funds
            (Cost $1,837,671)......................................    2,061,366
                                                                      ---------
            INTERNATIONAL BOND FUNDS:  3.80%
            --------------------------------
   50,514   Scudder Emerging Markets Fund ..........................     627,380
                                                                         -------
            Total International Bond Funds
            (Cost $590,000).........................................     627,380
                                                                        -------
            MONEY MARKET FUNDS:  46.44%
            ---------------------------
  801,644   American Century Cash Reserves Fund ....................     801,644
  864,095   Am Century Benham Govt Agency Fund .....................     864,095
  618,682   Federated Money Market Fund ............................     618,682
  864,160   Founders Money Market Fund .............................     864,160
  328,743   INVESCO Cash Reserves Fund .............................     328,743
  308,234   Lexington Money Market Fund ............................     308,234
  867,104   SAFECO Money Market Fund ...............................     867,104
  395,201   Scudder Investment Trust ...............................     395,201
  235,201   Scudder U.S. Treasury Fund .............................     235,201
   21,791   Stein Roe Cash Reserves Fund ...........................      21,791
1,195,808   T. Rowe Price Prime Reserve Fund .......................   1,195,808
  288,137   United Services US Treasury Money Fund .................     288,137
  880,054   USAA Money Market Fund .................................     880,054
                                                                         -------
            Total Money Market Funds
            (Cost $7,668,854).......................................   7,668,854
                                                                       ---------
PRINCIPAL
   AMOUNT
   ------
            SHORT-TERM DEMAND NOTES:  5.38%
            -------------------------------
$ 181,100   American Family Financial Services,
            5.2865% 04/01/97........................................$    181,100
  299,500   Johnson Controls Inc.,
            5.3200%, 04/01/97.......................................     299,500
  398,800   Sara Lee Corporation,
            5.2652%, 04/01/97.......................................     398,800
    9,000   Wisconsin Electric Power Company,
            5.3265%, 04/01/97.......................................       9,000
                                                                           -----
            Total Short-Term Demand Notes
            (Cost $888,400).........................................     888,400
                                                                         -------
            Total Investment in Securities
            (Cost $15,435,540)...........................(a) 100.01%  16,514,323

            Liabilities in excess
               of other assets.............................. (0.01)%     (2,107)
                                                             -----       ------
            NET ASSETS......................................100.00%  $16,512,216
                                                           =======   ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

      Gross unrealized appreciation.................................  $1,173,669
      Gross unrealized depreciation.................................    (94,886)
                                                                        -------
      Net Unrealized Appreciation...................................  $1,078,783
                                                                      ==========

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 1997
                                  (Unaudited)
                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
          DOMESTIC EQUITY FUNDS:  14.46%
          ------------------------------
 22,205   Federated Stock Trust.......................................$  735,198
 33,467   Scudder Large Company Value Fund ...........................   759,038
 26,635   T. Rowe Price Growth Stock Fund ............................   690,371
    262   T. Rowe Price New Horizons Fund ............................     5,050
                                                                           -----
          Total Domestic Equity Funds
          (Cost $2,113,544)........................................... 2,189,657
                                                                       ---------
          INTERNATIONAL EQUITY FUNDS:  47.43%
          -----------------------------------
 35,113   Federated Int'l Equity Fund Class A ........................   584,977
 55,020   Fidelity European Capital App Fund .........................   788,992
 35,832   Founders Worldwide Growth Fund .............................   781,858
 52,545   G.T. Global Emerging Markets Fund A ........................   804,992
 49,570   INVESCO European Fund ......................................   842,195
 23,690   Janus Worldwide Fund .......................................   843,359
 27,599   Scudder Global Fund ........................................   817,748
 46,856   Scudder Pacific Opportunity Fund ...........................   785,771
 51,618   T. Rowe Price European Stock Fund ..........................   932,216
                                                                         -------
          Total International Equity Funds
          (Cost $6,208,672)........................................... 7,182,108
                                                                       ---------
          MONEY MARKET FUNDS:  34.83%
          ---------------------------
735,121   Founders Money Market Fund .................................   735,121
742,598   Neuberger Berman Cash Reserves Fund ........................   742,598
743,232   SAFECO Money Market Fund ...................................   743,232
830,059   Strong Money Market Fund ...................................   830,059
781,870   T. Rowe Price Prime Reserve Fund ...........................   781,870
713,430   USAA Money Market Fund .....................................   713,430
728,961   Value Line Cash Fund .......................................   728,961
                                                                         -------
          Total Money Market Funds
          (Cost $5,275,271)........................................... 5,275,271
                                                                       ---------
PRINCIPAL
   AMOUNT
   ------
          SHORT-TERM DEMAND NOTES:  3.63%
          -------------------------------
$312,400  American Family Financial Services,
          5.2865%, 04/01/97..........................................$   312,400
 197,200  Johnson Controls Inc.,
          5.3200%, 04/01/97..........................................    197,200
  39,900  Wisconsin Electric Power Company,
          5.3265%, 04/01/97..........................................     39,900
                                                                         ------
          Total Short-Term Demand Notes
          (Cost $549,500)............................................    549,500
                                                                         -------

          Total Investment in Securities
          (Cost $14,146,987)........................(a)   100.35%     15,196,536

          Liabilities in excess,
            of other assets............................... (0.35%)      (53,282)
                                                           -----        -------
          NET ASSETS......................................100.00%   $ 15,143,254
                                                         =======    ============

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

      Gross unrealized appreciation.................................. $1,066,424
      Gross unrealized depreciation..................................   (16,875)
                                                                        -------
      Net Unrealized Appreciation.................................... $1,049,549
                                                                      ==========


                                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                                  March 31, 1997
                                                                    (Unaudited)

                                                                       Merriman          Merriman         Merriman        Merriman
                                                      Merriman         Growth &           Capital           Asset        Leveraged
                                                   Flexible Bond        Income         Appreciation      Allocation        Growth
                                                        Fund             Fund              Fund             Fund            Fund
                                                        ----             ----              ----             ----            ----

Assets
   Investments in securities, at market value
     (identified cost $9,406,813, $8,012,672,
     $13,954,424, $15,435,540 and $14,146,987
     respectively) (Note 2)                          $9,690,739       $8,872,575       $14,556,823      $16,514,323    $15,196,536
   Cash                                                       -                -                30                -             37
   Dividends and interest receivable                     48,413           17,325            10,309           35,783         10,702
   Deferred organization expenses                             -                -                 -                -            284
                                                       --------        ---------        ----------       ----------     ----------

      Total assets                                    9,739,152        8,889,900        14,567,162       16,550,106     15,207,559
                                                      ---------        ---------        ----------       ----------     ----------
Liabilities
   Accrued management fees                                8,256            9,609            15,896           17,967         16,268
   Other accrued expenses                                 4,546            9,216            19,238           19,923         48,037
   Distributions payable                                115,836                -                 -                -              -
                                                        -------        ---------        ----------        ---------     ----------
     Total liabilities                                  128,638           18,825            35,134           37,890         64,305
                                                        -------           ------            ------           ------         ------

Net Assets
 (Applicable to 926,690, 790,469,  1,447,717,
 1,561,545 and 1,288,249 shares of beneficial
 interest with no par value, unlimited number
 of shares authorized)                                $9,610,514      $8,871,075       $14,532,028      $16,512,216    $15,143,254
                                                      ==========      ==========       ===========      ===========    ===========

Pricing of Shares
 Net asset value, offering and redemption
 price per share
 $ 9,610,514 /   926,690 shares                       $    10.37
                                                      ==========
 $ 8,871,075 /   790,469 shares                                       $    11.22
                                                                      ==========
 $14,532,028 / 1,447,717 shares                                                        $     10.04
                                                                                       ===========
 $16,512,216 / 1,561,545 shares                                                                         $     10.57
                                                                                                        ===========
 $15,143,254 / 1,288,249 shares                                                                                        $     11.75
                                                                                                                       ===========


Net assets
 At March 31, 1997, net assets consisted of:
     Paid-in capital                                  $9,361,144      $7,650,912       $13,479,206      $15,237,277    $13,760,156
     Undistributed net investment income                  30,758           6,583                 -           54,736         81,695
     Accumulated net realized gain (loss)                (65,314)        353,677           450,423          141,420        251,854
     Unrealized appreciation on investments              283,926         859,903           602,399        1,078,783      1,049,549
                                                         -------         -------           -------        ---------      ---------
                                                      $9,610,514      $8,871,075       $14,532,028      $16,512,216    $15,143,254
                                                      ==========      ==========       ===========      ===========    ===========

See Accompanying Notes to Financial Statements

                                                                         STATEMENTS OF OPERATIONS
                                                                     Six Months Ended March 31, 1997
                                                                                (Unaudited)


                                                                       Merriman          Merriman         Merriman        Merriman
                                                      Merriman         Growth &           Capital           Asset        Leveraged
                                                   Flexible Bond        Income         Appreciation      Allocation        Growth
                                                       Fund              Fund              Fund             Fund            Fund
                                                       ----              ----              ----             ----            ----

Investment income
   Interest                                       $      12,652        $   7,728       $     9,320       $   10,380     $    4,327
   Dividends                                            348,400          209,798           308,199          468,652        381,377
                                                        -------          -------           -------          -------        -------
     Total investment income                            361,052          217,526           317,519          479,032        385,704
                                                        -------          -------           -------          -------        -------

Expenses
   Management fees (Note 3)                              45,328           55,527            98,498          108,352         96,577
   Accounting services                                    8,588            9,965            16,294           17,480         16,635
   Custodian fees                                         1,282            1,402             2,630            2,980          3,147
   Transfer agent fees                                    3,950            4,724            12,501           12,360          8,226
   Interest expense (Note 4)                                  -                -                 -                -        164,865
   Professional services                                  2,405            2,411             4,584            4,926          4,940
   Registration fees                                      2,573            2,311             5,028            5,373          4,350
   Insurance and other                                    1,672            1,638             4,058            4,357          3,007
   Printing                                                 683              693             1,397            1,530          1,175
   Trustees fees                                             97              127               228              263            221
   Amortization of organization expenses                      -                -                 -                -            866
                                                       --------          -------          --------          -------            ---

   Total expenses                                        66,578           78,798           145,218          157,621        304,009
                                                         ------           ------           -------          -------        -------

   Net investment income                                294,474          138,728           172,301          321,411         81,695
                                                        -------          -------           -------          -------         ------

Realized and unrealized gain (loss)
 on investments
  Net realized gain (loss)from security transactions     31,890          108,104            73,843         (209,163)      (463,381)
  Capital gain distributions from regulated investment
   companies                                             19,800          245,693           389,870          352,400        723,048
  Increase (decrease) in unrealized appreciation of
   investments                                          (54,660)         148,663          (323,206)        (130,503)      (301,246)
                                                        -------          -------          --------         --------       --------
  Net realized and unrealized gain (loss
   on investments                                        (2,970)         502,460           140,507           12,734        (41,579)
                                                         ------          -------           -------           ------        -------
   Net increase in net assets resulting from
    operations                                       $  291,504         $641,188         $ 312,808      $   334,145       $ 40,116
                                                     ==========         ========         =========      ===========       ========

See Accompanying Notes to Financial Statements

                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                          MERRIMAN FLEXIBLE  BOND FUND               MERRIMAN GROWTH & INCOME FUND
                                                          ----------------------------               -----------------------------
                                                         SIX MONTHS ENDED   YEAR ENDED              SIX MONTHS ENDED    YEAR ENDED
                                                          MARCH 31, 1997   SEPTEMBER 30,             MARCH 31, 1997,   SEPTEMBER 30,
                                                            (UNAUDITED)        1996                    (UNAUDITED)         1996
                                                            -----------        ----                    -----------         ----
Operations:
 Net investment income                                      $  294,474     $  522,260                   $ 138,728       $ 210,420
 Net realized gain on investments                               31,890         11,709                     108,104         833,675
 Capital gain distributions from regulated investment
  companies                                                     19,800          2,057                     245,693         257,241
 Net increase (decrease) in unrealized appreciation
  on investments                                               (54,660)        99,779                     148,663        (264,367)
                                                               -------         ------                     -------        --------
   Net increase in net assets resulting from operations        291,504        635,805                     641,188       1,036,969

Distributions to shareholders:
   Distributions from net realized gain on investments               -              -                    (744,845)       (547,218)
   Distributions from net investment income                   (295,051)      (521,876)                   (168,793)       (217,137)

Capital share transactions:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 6)                               953,511        (45,450)                    441,691        (919,075)
                              -                                -------        -------                     -------        --------
   Total increase (decrease)                                   949,964         68,479                     169,241        (646,461)

Net assets
   Beginning of period                                       8,660,550      8,592,071                   8,701,834       9,348,295
                                                             ---------      ---------                   ---------       ---------
   End of period *                                          $9,610,514     $8,660,550                  $8,871,075      $8,701,834
                                                            ==========     ==========                  ==========      ==========

* Including undistributed net investment income of:         $   30,758     $       48                  $    6,583      $   36,648

                                                            ==========     ==========                  ==========      ==========

                                                                 Merriman Capital                           Merriman Asset
                                                                 Appreciation Fund                         Allocation Fund
                                                                 -----------------                         ---------------
                                                         Six Months Ended   Year Ended              Six Months Ended    Year Ended
                                                          March 31, 1997   September 30,             March 31, 1997    September 30,
                                                            (Unaudited)        1996                     (Unaudited)         1996
                                                            -----------        ----                     -----------         ----
Operations:
 Net investment income                                      $  172,301     $  323,438                  $  321,411       $ 501,177
 Net realized gain (loss) on investments                        73,843      1,371,325                    (209,163)      1,200,254
 Capital gain distributions from regulated investment
   companies                                                   389,870      1,085,491                     352,400         403,950
 Net decrease in unrealized appreciation on investments       (323,206)    (1,896,938)                   (130,503)       (735,043)
                                                              --------     ----------                    --------        --------
 Net increase in net assets resulting from operations          312,808        883,316                     334,145       1,370,338

Distributions to shareholders:
 Distributions from net realized gain on investments        (1,384,017)    (1,914,315)                 (1,375,201)       (446,499)
 Distributions from net investment income                     (172,301)      (385,016)                   (490,612)       (300,168)

Capital share transactions:
 Increase (decrease) in net assets resulting from capital
   share transactions (Note 6)                                (889,274)     (4,124,143)                   310,562      (5,522,839)
                                                              --------      ----------                    -------      ----------
 Total decrease                                             (2,132,784)     (5,540,158)                (1,221,106)     (4,899,168)

Net assets
 Beginning of period                                        16,664,812      22,204,970                 17,733,322      22,632,490
                                                            ----------      ----------                 ----------      ----------
 End of period *                                           $14,532,028     $16,664,812                $16,512,216     $17,733,322

                                                          ===========     ===========                ===========     ===========
* Including undistributed net investment income of:        $         -     $         -                $    54,736     $   223,937

                                                          ===========     ===========                 ===========     ===========

See Accompanying Notes to Financial Statements

                                         STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                                                       Merriman Leveraged Growth Fund
                                                                       ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                       March 31, 1997     September 30,
                                                                         (Unaudited)          1996
                                                                         -----------          ----
Operations:
 Net investment income (loss)                                             $  81,695        $ (107,064)
 Net realized gain (loss) on investments                                   (463,381)          720,399
 Capital gain distributions from regulated investment companies             723,048           679,989
 Net decrease in unrealized appreciation on investments                    (301,246)          (64,087)
                                                                           --------           -------
 Net increase in net assets resulting from operations                        40,116         1,229,237
                                                                             ------         ---------

Distributions to shareholders:
 Distributions from net realized gain on investments                       (710,778)         (749,459)

Capital share transactions:
 Increase in net assets resulting from
   capital share transactions (Note 6)                                      119,789         5,528,019
                                                                            -------         ---------
 Total increase (decrease)                                                 (550,873)        6,007,797

Net assets
 Beginning of period                                                     15,694,127         9,686,330
                                                                         ----------         ---------
 End of period *                                                        $15,143,254       $15,694,127
                                                                        ===========       ===========

* Including undistributed net investment income of:                     $    81,695       $         -

                                                                      ===========       ===========

See Accompanying Notes to Financial Statements


                                                             MERRIMAN LEVERAGED GROWTH FUND
                                                                STATEMENTS OF CASH FLOW

                                                                                Six Months Ended             Year Ended
                                                                                 March 31, 1997             September 30,
                                                                                   (Unaudited)                  1996
                                                                                   -----------                  ----
INCREASE (DECREASE) IN CASH Cash flows from operating activities:
   Dividends and interest received                                               $   501,188               $   305,984
   Operating expenses paid                                                          (303,213)                 (485,475)
   Net (cost of purchase) proceeds from disposition of short-term investments       (536,600)                  347,785
   Purchases of portfolio securities                                             (12,268,171)              (58,806,738)
   Proceeds from disposition of portfolio securities                              18,994,405                52,053,829
                                                                                  ----------                ----------
      Net cash provided by (used for) operating activities                         6,387,609                (6,584,615)
                                                                                   ---------                ----------
Cash flows from financing activities:
   Proceeds from capital shares sold                                               1,077,073                 7,850,862
   Payments on capital shares redeemed                                            (1,635,072)               (3,042,113)
   Cash dividends paid *                                                             (32,290)                  (21,443)
   Net increase (decrease) in loan payable to custodian bank                      (5,800,000)                1,800,000
                                                                                  ----------                 ---------
     Net cash provided by (used for) operating activities                         (6,390,289)                6,587,306
                                                                                  ----------                 ---------
   Net change in cash                                                                 (2,680)                    2,691
   Cash at beginning of period                                                         2,717                        26
                                                                                       -----                        --
   Cash at end of period                                                         $        37                $    2,717
                                                                                 ===========                ==========

Reconciliation of net increase in net assets  resulting  from  operations to net cash provided by (used for) operating activities:
   Net increase in net assets resulting from operations                          $    40,116                $1,229,237
                                                                                 -----------                ----------
   Increase (decrease) in investment in securities                                 6,231,213                (7,741,424)
   Increase (decrease) in dividends and interest receivable                          115,484                   (97,905)
   Decrease in deferred organization expenses                                            867                     1,742
   Increase in accrued management fee                                                    369                     5,993
   Increase (decrease) in other accrued expenses                                        (440)                   17,742
                                                                                        ----                    ------

     Total adjustments                                                             6,347,493                (7,813,852)
                                                                                   ---------                ----------

     Net cash provided by (used for) operating activities                        $ 6,387,609               $(6,584,615)
                                                                                 ===========               ===========

* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $678,488 and $728,016, respectively.

See Accompanying Notes to Financial Statements

                                                            MERRIMAN MUTUAL FUNDS
                                                             FINANCIAL HIGHLIGHTS
                                                               Flexible Bond Fund
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,
                                                            ------------------------
                                               1997(a)          1996           1995           1994          1993           1992
                                               -------          ----           ----           ----          ----           ----
Net asset value, beginning of period            $10.36        $10.23          $9.94         $10.97        $10.78         $10.19
                                                ------        ------          -----         ------        ------         ------
Income from investment operations
   Net investment income                          0.34          0.63           0.55           0.42          0.52           0.66
   Net gains or losses on securities
     (realized and unrealized)                    0.02          0.13           0.29          (0.37)         0.65           0.59
                                                  ----          ----           ----          -----          ----           ----
     Total from investment operations             0.36          0.76           0.84           0.05          1.17           1.25
                                                  ----          ----           ----           ----          ----           ----
Less distributions:
   From investment income                        (0.35)        (0.63)         (0.55)         (0.42)        (0.52)         (0.66)
   From realized capital gains                       -             -              -          (0.66)        (0.46)             -
                                                 -----         -----          -----           -----         -----        ------
     Total distributions                         (0.35)        (0.63)         (0.55)         (1.08)        (0.98)         (0.66)
                                                 -----         -----          -----          -----         -----          -----
Net asset value, end of period                  $10.37        $10.36         $10.23         $ 9.94        $10.97         $10.78
                                                ======        ======         ======         ======        ======         ======
Total return                                      3.39%         7.62%          8.63%          0.36%        11.61%         12.65%

Net assets end of period ($000)                 $9,611        $8,661         $8,592        $10,542       $12,917        $11,175
Ratio of expenses to average net assets           1.47%*        1.49%          1.50%          1.50%         1.54%          1.51%
Ratio of net income to average net assets         6.49%*        6.05%          5.17%          3.89%         4.91%          6.26%

Portfolio turnover rate                           7.84%       139.77%        291.46%        472.49%       272.87%          2.92%

                                                              Growth & Income Fund
                                                              --------------------
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,
                                               1997(a)          1996           1995           1994          1993           1992
                                               -------          ----           ----           ----          ----           ----
Net asset value, beginning of period           $ 11.65       $ 11.32        $ 10.86        $ 10.92       $ 11.58        $ 11.37
                                               -------       -------        -------        -------       -------        -------
Income from investment operations
   Net investment income                          0.19          0.27           0.24           0.11          0.11           0.19
   Net gains or losses on securities
     (realized and unrealized)                    0.65          1.02           1.29          (0.04)         0.44           0.21
                                                  ----          ----           ----          -----          ----           ----
     Total from investment operations             0.84          1.29           1.53           0.07          0.55           0.40
                                                  ----          ----           ----           ----          ----           ----
Less distributions:
   From investment income                        (0.23)        (0.27)         (0.21)         (0.13)        (0.09)         (0.19)
   From realized capital gains                   (1.04)        (0.69)         (0.86)             -         (1.12)             -
                                                 -----         -----          -----                        -----
     Total distributions                         (1.27)        (0.96)         (1.07)         (0.13)        (1.21)         (0.19)
                                                 -----         -----          -----          -----         -----          -----
Net asset value, end of period                 $ 11.22       $ 11.65        $ 11.32        $ 10.86       $ 10.92        $ 11.58
                                               =======       =======        =======        =======       =======        =======

Total return                                      7.45%        12.18%         15.41%          0.62%         4.86%          3.52%

Net assets end of period ($000)          $       8,871       $ 8,702        $ 9,348        $10,701      $ 16,778        $21,554
Ratio of expenses to average net assets           1.77%*        1.77%          1.76%          1.90%         1.69%          1.60%
Ratio of net income to average net assets         3.12%*        2.33%          2.10%          0.87%         0.93%          1.64%

Portfolio turnover rate                          22.74%       133.00%         78.64%        240.27%       200.67%         90.71%

(a)  Six Months Ended March 31, 1997 (Unaudited)
*  Annualized

                                                                    Merriman Mutual Funds
                                                               Financial Highlights (continued)
                                                                Capital Appreciation Fund
                                                         (for a share outstanding throughout the period)
                                                                 Year Ended September 30,
                                                                 ------------------------
                                               1997(a)          1996           1995           1994          1993           1992
                                               -------          ----           ----           ----          ----           ----
Net asset value, beginning of period           $ 10.93       $ 11.69        $ 10.82        $ 11.63       $ 11.52        $ 11.43
                                               -------       -------        -------        -------       -------        -------
Income from investment operations
   Net investment income                          0.13          0.19           0.09           0.19             -           0.27
   Net gains or losses on securities
     (realized and unrealized)                    0.08          0.37           1.56          (0.38)         1.29           0.09
                                                  ----          ----           ----          -----          ----           ----
     Total from investment operations             0.21          0.56           1.65          (0.19)         1.29           0.36
                                                  ----          ----           ----          -----          ----           ----
Less distributions:
   From investment income                        (0.13)        (0.22)         (0.07)         (0.16)        (0.04)         (0.27)
   From realized capital gains                   (0.97)        (1.10)         (0.71)         (0.46)        (1.14)             -
                                                 -----         -----          -----          -----         -----
     Total distributions                         (1.10)        (1.32)         (0.78)         (0.62)        (1.18)         (0.27)
                                                 -----         -----          -----          -----         -----          -----
Net asset value, end of period                 $ 10.04       $ 10.93        $ 11.69        $ 10.82       $ 11.63        $ 11.52
                                               =======       =======        =======        =======       =======        =======
Total return                                      1.84%         5.69%         16.43%         (1.64)%       11.69%          3.14%

Net assets end of period ($000)                $14,532       $16,665        $22,205        $25,579       $39,037        $43,704
Ratio of expenses to average net assets           1.84%*        1.84%          1.78%          1.58%         1.51%          1.46%
Ratio of net income to average net assets         2.19%*        1.74%          0.80%          1.70%         0.04%          2.48%

Portfolio turnover rate                          28.67%       254.77%        146.40%        344.25%       241.90%        122.09%


                                                               Asset Allocation Fund
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,
                                                             ------------------------
                                                1997(a)          1996           1995           1994          1993           1992
                                                -------          ----           ----           ----          ----           ----
Net asset value, beginning of period           $ 11.61       $ 11.21        $ 11.22        $ 11.97       $ 10.74        $ 10.82
                                               -------       -------        -------        -------       -------        -------
Income from investment operations
   Net investment income                          0.22          0.30           0.25           0.19          0.10           0.31
   Net gains or losses on securities
     (realized and unrealized)                       -          0.50           0.62           0.15          1.76          (0.08)
                                                  ----          ----           ----           ----          ----          -----
     Total from investment operations             0.22          0.80           0.87           0.34          1.86           0.23
                                                  ----          ----           ----           ----          ----           ----
Less distributions:
   From investment income                        (0.33)        (0.16)         (0.25)         (0.20)        (0.10)         (0.31)
   From realized capital gains                   (0.93)        (0.24)         (0.63)         (0.89)        (0.53)             -
                                                 -----         -----          -----          -----         -----
     Total distributions                         (1.26)        (0.40)         (0.88)         (1.09)        (0.63)         (0.31)
                                                 -----         -----          -----          -----         -----          -----
Net asset value, end of period                 $ 10.57       $ 11.61        $ 11.21        $ 11.22       $ 11.97        $ 10.74
                                               =======       =======        =======        =======       =======        =======
Total return                                      1.81%         7.41%          8.49%          2.91%        18.11%          2.13%

Net assets end of period ($000)                $16,512       $17,733        $22,632        $29,984       $29,492        $26,508
Ratio of expenses to average net assets           1.82%*        1.82%          1.76%          1.56%         1.52%          1.52%
Ratio of net income to average net assets         3.71%*        2.53%          2.11%          1.63%         0.85%          2.87%

Portfolio turnover rate                          44.99%       204.55%        288.45%        449.55%       225.96%        132.56%

[FN]
(a)  Six Months Ended March 31, 1997 (Unaudited)
*  Annualized
[/FN]

                                                                 Merriman Mutual Funds
                                                           Financial Highlights (continued)
                                                                  Leveraged Growth Fund
                                                     (for a share outstanding throughout the period)
                                                                Year Ended September 30,
                                                                ------------------------
                                               1997(a)          1996           1995           1994          1993         1992**
                                               -------          ----           ----           ----          ----         ------
Net asset value, beginning of period           $ 12.30       $ 12.30        $ 10.42        $ 10.41       $ 10.04        $ 10.00
                                               -------       -------        -------        -------       -------        -------
Income from investment operations
   Net investment income                          0.06         (0.08)         (0.04)          0.07          0.06           0.04
   Net gains on securities
     (realized and unrealized)                   (0.03)         0.84           2.33           0.03          0.37              -
                                                 -----          ----           ----           ----          ----
     Total from investment operations             0.03          0.76           2.29           0.10          0.43           0.04
                                                  ----          ----           ----           ----          ----           ----
Less distributions:
   From investment income                            -             -          (0.07)         (0.09)        (0.06)             -
   From realized capital gains                   (0.58)        (0.76)         (0.34)             -             -              -
                                                 -----         -----          -----
Total distributions                              (0.58)        (0.76)         (0.41)         (0.09)        (0.06)             -
                                                 -----         -----          -----          -----         -----

Net asset value, end of period                 $ 11.75       $ 12.30        $ 12.30        $ 10.42       $ 10.41        $ 10.04
                                               =======       =======        =======        =======       =======        =======
Total return                                      4.91%         6.85%         22.85%          0.91%         4.32%          0.40%

Net assets end of period ($000)                $15,143       $15,694        $ 9,686        $ 5,459       $ 5,879        $ 3,577
Ratio of expenses to average net assets (b)       3.94%*        3.70%*         2.82%          2.06%         2.03%          2.08%*
Ratio of net income to average net assets         1.06%*       (0.78)%*       (0.68)%         0.62%         0.65%          1.09%*

Portfolio turnover rate                          39.07%       247.36%         87.50%        379.64%       130.68%          0.00%

(a) Six Months Ended March 31, 1997 (Unaudited)
(b) Expenses include interest expense of 2.13% and 1.95% for 1997 and 1996, respectively

*Annualized
** Operations commenced May 27, 1992



  INFORMATION RELATING TO OUTSTANDING DEBT DURING THE FISCAL PERIOD SHOWN BELOW.
                                                Average              Average Number
                     Amount of Debt         Amount Of Debt              of Shares            Average Amount of
                     Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended          End of Period        During the Period        During the Period        During the Period
------------          -------------        -----------------        -----------------        -----------------

March 31, 1997                  -             $3,828,984                1,265,462                  $3.03

September 30, 1996     $5,800,000             $2,981,434                1,156,941                  $2.58

                           MERRIMAN INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1 - ORGANIZATION

Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital, and secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY   VALUATION.  Short-term  debt  securities are  valued at  amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. DEFERRED ORGANIZATION EXPENSES. All expenses incurred in connection with the organization and the registration of the Merriman Leveraged Growth Fund were paid by the Manager and were reimbursed by the Fund. These expenses are being amortized to operations on a straight line basis over five years.

G. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                               FLEXIBLE BOND                 ALL OTHER
                                   FUND                        FUNDS
On the first $250 million         1.000%                      1.250%
On the next $250 million           .875%                      1.125%
On all above $500 million          .750%                      1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

There were no reimbursements made for the six months ending March 31, 1997.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

The Merriman Leveraged Growth Fund pays $12,000 per year to maintain an unsecured $6,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 1997 was $0. Merriman Investment Trust Notes to Financial Statements

                           MERRIMAN INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CAPITAL SHARES

At March 31, 1997, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                     MERRIMAN FLEXIBLE BOND FUND                         MERRIMAN GROWTH & INCOME FUND
                                     ---------------------------                         -----------------------------
                              SIX MONTHS ENDED               YEAR ENDED              SIX MONTHS ENDED             YEAR ENDED
                               MARCH 31, 1997               SEPTEMBER 30,             MARCH 31, 1997             SEPTEMBER 30,
                                 (UNAUDITED)                    1996                    (UNAUDITED)                  1996
                                 -----------                    ----                    -----------                  ----
                           SHARES         VALUE         SHARES         VALUE        SHARES        VALUE       SHARES       VALUE
                           ------         -----         ------         -----        ------        -----       ------       -----

Shares sold...........    178,201    $1,876,447        186,797   $ 1,935,639        30,754      $352,811      35,642    $392,671
Shares issued in
   reinvestment  of
   distributions......     16,201       170,109         48,199       495,739        81,475       896,229      70,399     751,157
                           ------       -------         ------       -------        ------       -------      ------     -------
                          194,402     2,046,556        234,996     2,431,378       112,229     1,249,040     106,041   1,143,828
Shares redeemed.......   (103,352)   (1,093,045)      (239,644)   (2,476,828)      (69,010)     (807,349)   (184,316) (2,062,903)
                         --------    ----------       --------    ----------       -------      --------    --------  ----------
Net increase (decrease)    91,050      $953,511         (4,648)   $  (45,450)       43,219     $ 441,691     (78,275) $( 919,075)
                           ======      ========         ======    ==========        ======     =========     =======  == =======

                                 MERRIMAN CAPITAL APPRECIATION FUND                       MERRIMAN ASSET ALLOCATION FUND
                                 ----------------------------------                      ------------------------------
                              SIX MONTHS ENDED               YEAR ENDED              SIX MONTHS ENDED             YEAR ENDED
                               MARCH 31, 1997               SEPTEMBER 30,             MARCH 31, 1997             SEPTEMBER 30,
                                 (UNAUDITED)                     1996                   (UNAUDITED)                  1996
                                 -----------                     ----                   -----------                  ----
                            SHARES         VALUE         SHARES         VALUE        SHARES        VALUE       SHARES         VALUE
                            ------         -----         ------         -----        ------        -----       ------         -----
Shares sold ..........     50,845      $539,807        183,143   $ 1,971,809        80,416     $915,689        151,662  $1,691,922
Shares issued in
   reinvestment of
   distributions .....    152,931     1,547,663        222,748     2,265,357       171,398    1,818,529         68,147     731,955
                          -------     ---------        -------     ---------       -------    ---------         ------     -------
                          203,776     2,087,470        405,891     4,237,166       251,814    2,734,218        219,809   2,423,877
Shares redeemed .....    (280,194)   (2,976,744)      (781,504)   (8,361,309)     (217,172)  (2,423,656)      (711,787) (7,946,716)
                         --------    ----------       --------    ----------      --------   ----------       --------  ----------
Net increase (decrease)   (76,418)   $ (889,274)      (375,613)  $(4,124,143)       34,642   $  310,562       (491,978)$(5,522,839)
                          =======    ==========       ========   ===========        ======   ==========       ======== ===========

                                                        MERRIMAN LEVERAGED GROWTH FUND
                                                        ------------------------------
                                      SIX MONTHS ENDED                               YEAR ENDED
                                     MARCH 31,  1997                               SEPTEMBER 30,
                                       (UNAUDITED)                                      1996
                                       -----------                                      ----
                                SHARES           VALUE                       SHARES           VALUE
                                ------           -----                       ------           -----
Shares sold...........          88,572      $1,076,373                      679,463     $ 7,842,116
Shares issued in
   reinvestment of
   distributions......          57,160         678,488                       65,476         728,016
                                ------         -------                       ------         -------
                               145,732       1,754,861                      744,939       8,570,132
Shares redeemed.......        (133,166)     (1,635,072)                    (256,850)     (3,042,113)
                              --------      ----------                     --------      ----------
Net increase..........          12,566        $119,789                      488,089     $ 5,528,019
                                ======        ========                      =======     ===========


NOTE 6 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments and money market funds, for the six months ended March 31, 1997 were as follows:

                                           PURCHASES          SALES
                                           ---------          -----
Merriman Flexible Bond Fund............... $ 487,293     $ 5,939,953
Merriman Growth & Income Fund............. 1,751,812       4,395,378
Merriman Capital Appreciation Fund........ 3,937,136      11,271,064
Merriman Asset Allocation Fund............ 6,127,416      13,389,253
Merriman Leveraged Growth Fund............ 6,992,899      18,271,358